Goodwill, Net - Schedule of Goodwill, Net (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Goodwill, Net [Abstract]
Balance beginning			¥ 454
Impairment loss			(454)
Balance ending				¥ 454